Uncategorized Items
[rr_AnnualFundOperatingExpensesTableTextBlock]	~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column dei_LegalEntityAxis compact tgscf_S000008758Member column rr_ProspectusShareClassAxis compact * row primary compact * ~
[rr_AnnualReturn2004]		0.2627
[rr_AnnualReturn2005]		0.0770
[rr_AnnualReturn2006]		0.2430
[rr_AnnualReturn2007]		0.0093
[rr_AnnualReturn2008]		(0.5028)
[rr_AnnualReturn2009]		0.7063
[rr_AnnualReturn2010]		0.2630
[rr_AnnualReturn2011]		(0.2068)
[rr_AnnualReturn2012]		0.1887
[rr_AnnualReturn2013]		0.3220
[rr_AverageAnnualReturnLabel]				Return Before Taxes
[rr_AverageAnnualReturnYear01]		0.2455			0.3022		0.3258		0.2918	0.1406	0.2459
[rr_AverageAnnualReturnYear05]		0.2044			0.2094		0.2210		0.2121	0.1693	0.2043
[rr_AverageAnnualReturnYear10]		0.0794			0.0776		0.0884		0.1073	0.0660	0.0691
[rr_BarChartAndPerformanceTableHeading]	Performance
[rr_BarChartClosingTextBlock]
Best Quarter:	Q2'09	40.19%
Worst Quarter:	Q4'08	-32.18%
As of September 30, 2014, the Fund's year-to-date return was -3.55%.

[rr_BarChartDoesNotReflectSalesLoads]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
[rr_BarChartHeading]	Class A Annual Total Returns
[rr_BarChartHighestQuarterlyReturn]		0.4019
[rr_BarChartHighestQuarterlyReturnDate]				Jun. 30, 2009
[rr_BarChartLowestQuarterlyReturn]		(0.3218)
[rr_BarChartLowestQuarterlyReturnDate]				Dec. 31, 2008
[rr_BarChartTableTextBlock]	~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact tgscf_S000008758Member ~
[rr_DistributionAndService12b1FeesOverAssets]		0.0025			0.0100		0.00					0.00
[rr_ExpenseBreakpointDiscounts]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds.
[rr_ExpenseBreakpointMinimumInvestmentRequiredAmount]														50,000
[rr_ExpenseExampleHeading]	Example
[rr_ExpenseExampleNarrativeTextBlock]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
[rr_ExpenseExampleNoRedemptionByYearCaption]	If you do not sell your shares:
[rr_ExpenseExampleNoRedemptionTableTextBlock]	~ http://xbrl.sec.gov/rr/role/ExpenseExampleNoRedemption column dei_LegalEntityAxis compact tgscf_S000008758Member column rr_ProspectusShareClassAxis compact * row primary compact * ~
[rr_ExpenseExampleNoRedemptionYear01]															212
[rr_ExpenseExampleNoRedemptionYear03]															655
[rr_ExpenseExampleNoRedemptionYear05]															1,124
[rr_ExpenseExampleNoRedemptionYear10]															2,421
[rr_ExpenseExampleWithRedemptionTableTextBlock]	~ http://xbrl.sec.gov/rr/role/ExpenseExample column dei_LegalEntityAxis compact tgscf_S000008758Member column rr_ProspectusShareClassAxis compact * row primary compact * ~
[rr_ExpenseExampleYear01]															312	704	111	94
[rr_ExpenseExampleYear03]															655	975	347	293
[rr_ExpenseExampleYear05]															1,124	1,267	601	509
[rr_ExpenseExampleYear10]															2,421	2,095	1,329	1,131
[rr_ExpenseHeading]	Fees and Expenses of the Fund
[rr_ExpenseNarrativeTextBlock]	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 28 in the Fund's Prospectus and under “Buying and Selling Shares” on page 48 of the Fund’s Statement of Additional Information.
[rr_ExpensesOverAssets]		0.0134			0.0209		0.0109					0.0092
[rr_HighestQuarterlyReturnLabel]				Best Quarter:
[rr_LowestQuarterlyReturnLabel]				Worst Quarter:
[rr_ManagementFeesOverAssets]		0.0087	[footnote_81321715]		0.0087	[footnote_81321715]	0.0087	[footnote_81321715]				0.0087	[footnote_81321715]
[rr_MaximumCumulativeSalesChargeOverOfferingPrice]		0.0575			0.00		0.00					0.00
[rr_MaximumDeferredSalesChargeOverOfferingPrice]		0.00	[footnote_76555283]		0.0100		0.00					0.00
[rr_ObjectiveHeading]	Investment Goal
[rr_ObjectivePrimaryTextBlock]	Long-term capital growth.
[rr_OperatingExpensesCaption]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesOverAssets]		0.0022	[footnote_81321715]		0.0022	[footnote_81321715]	0.0022	[footnote_81321715]				0.0005	[footnote_81321715]
[rr_PerformanceAvailabilityPhone]	(800) DIAL BEN/342-5236
[rr_PerformanceAvailabilityWebSiteAddress]	franklintempleton.com
[rr_PerformanceInformationIllustratesVariabilityOfReturns]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
[rr_PerformanceNarrativeTextBlock]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

[rr_PerformancePastDoesNotIndicateFuture]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
[rr_PerformanceTableClosingTextBlock]

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

[rr_PerformanceTableHeading]	Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2013
[rr_PerformanceTableTextBlock]	~ http://xbrl.sec.gov/rr/role/PerformanceTableData column dei_LegalEntityAxis compact tgscf_S000008758Member column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row primary compact * ~
[rr_PortfolioTurnoverHeading]	Portfolio Turnover
[rr_PortfolioTurnoverRate]																			0.2564
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25.64% of the average value of its portfolio.

[rr_RiskHeading]	Principal Risks
[rr_RiskNarrativeTextBlock]

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Smaller Companies

Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Market Countries

The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Liquidity

From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

[rr_ShareholderFeesCaption]	Shareholder Fees (fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]	~ http://xbrl.sec.gov/rr/role/ShareholderFeesData column dei_LegalEntityAxis compact tgscf_S000008758Member column rr_ProspectusShareClassAxis compact * row primary compact * ~
[rr_StrategyHeading]	Principal Investment Strategies
[rr_StrategyNarrativeTextBlock]

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of smaller companies located anywhere in the world. The securities in which the Fund invests are primarily common stocks. The Fund may invest a significant amount of its assets in the securities of companies located in emerging markets. The Fund will invest its assets in issuers located in at least three different countries (including the United States) and will invest at least 40% of its net assets in foreign securities.

Under normal market conditions, when making an initial purchase of securities of a company, the investment manager will only invest in securities of companies with a market capitalization of not more than $2 billion. Once a security qualifies for initial purchase, it continues to qualify for additional purchases as long as it is held by the Fund, provided that the issuer's market capitalization does not exceed $4 billion. In addition, the Fund may continue to hold securities that have grown to have a market capitalization in excess of $4 billion. The result may be that the Fund could hold a significant percentage of its net assets in securities of companies that have market capitalizations in excess of $2 billion.

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

The investment manager may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company's fundamentals, when the investment manager believes that the market capitalization of a security has become too large, or when the investment manager believes another security is a more attractive investment opportunity.

[rr_StrategyPortfolioConcentration]	Under normal market conditions, the Fund invests at least 80% of its net assets in securities of smaller companies located anywhere in the world.
[rr_YearToDateReturnLabel]				As of September 30, 2014, the Fund's year-to-date return was -3.55%.